Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 3,698,466	$ 866,780	$ 100,315	$ 329,868	$ 337	$ 4,104	$ 4,999,870
AUSTRALIA
Total			446				446
AUSTRALIA | National Offshore Petroleum Safety and Environmental Management Authority [Member]
Total			446				446
CAMBODIA
Total			250				250
CAMBODIA | Ministry of Mines and Energy [Member]
Total			250				250
CANADA
Total	20,206	199,985	14,286				234,477
CANADA | Blueberry River First Nation [Member]
Total			1,458				1,458
CANADA | Chipewyan Prairie First Nation [Member]
Total			3,262				3,262
CANADA | Conklin Resource Development Advisory Committee [Member]
Total			204				204
CANADA | Fort McMurray 468 First Nation [Member]
Total			830				830
CANADA | Government of Canada [Member]
Total			101				101
CANADA | Halfway River First Nation [Member]
Total			784				784
CANADA | Heart Lake First Nation Consultation [Member]
Total			136				136
CANADA | Metis Nation of Alberta Local Council 1935 [Member]
Total			132				132
CANADA | Province of Alberta [Member]
Total		167,316	5,103				172,419
CANADA | Province of British Columbia [Member]
Total	1,763	32,669	2,276				36,708
CANADA | Regional Municipality of Wood Buffalo [Member]
Total	18,443						18,443
CHINA
Total	177,433		238				177,671
CHINA | CNOOC (China) Ltd - Tianjin Branch [Member]
Total	3,270						3,270
CHINA | Tianjin Municipal Tax Service, State Taxation Administration [Member]
Total	174,163		238				174,401
EQUATORIAL GUINEA
Total	56,961	2,592	1,216	148,805	337	4,104	214,015
EQUATORIAL GUINEA | EG Federal Government [Member]
Total						$ 4,104	4,104
EQUATORIAL GUINEA | EG Ministry of Mines and Hydrocarbons [Member]
Total			1,035	131,213			132,248
EQUATORIAL GUINEA | GEPetrol [Member]
Total		312		17,592			17,904
EQUATORIAL GUINEA | Tesoreria y Patrimonio del Estado [Member]
Total	56,961	2,280	181		$ 337		59,759
LIBYA
Total	1,278,777	105,423	83				1,384,283
LIBYA | Ministry of Oil and Gas [Member]
Total	1,278,777	105,423	83				1,384,283
MALAYSIA
Total	241,507		6,913				248,420
MALAYSIA | Bendahari Negeri Sabah [Member]
Total	41,667						41,667
MALAYSIA | Ketua Pengarah Hasil Dalam Negeri [Member]
Total	187,238						187,238
MALAYSIA | Pengarah Kastam Negeri [Member]
Total	12,602						12,602
MALAYSIA | Petroliam Nasional Berhad [Member]
Total			6,913				6,913
NORWAY
Total	1,608,237		70,777	181,063			1,860,077
NORWAY | Havindustritilsynet [Member]
Total			1,765				1,765
NORWAY | Naeringslivets NOx Fond [Member]
Total			2,148				2,148
NORWAY | Petoro [Member]
Total				$ 181,063			181,063
NORWAY | Skatteetaten [Member]
Total	1,608,237						1,608,237
NORWAY | Sokkeldirektoratet [Member]
Total			66,864				66,864
UNITED KINGDOM
Total	18,640		240				18,880
UNITED KINGDOM | HM Revenue & Customs [Member]
Total	18,640						18,640
UNITED KINGDOM | North Sea Transition Authority [Member]
Total			240				240
UNITED STATES
Total	296,705	558,780	5,866				861,351
UNITED STATES | Bureau of Land Management [Member]
Total		665	2,074				2,739
UNITED STATES | Internal Revenue Service [Member]
Total	$ 296,705						296,705
UNITED STATES | Office of Natural Resources Revenue [Member]
Total		$ 558,115	$ 3,792				$ 561,907